Stock-Based Compensation and Employee Benefits - Schedule of RSUs and Stock Options (Detail) - $ / shares	3 Months Ended		12 Months Ended
	Dec. 31, 2016	Oct. 01, 2016	Dec. 31, 2016
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSUs, Number of Awards Granted	587,140	240,843	827,983
RSUs, Weighted Average Fair Value on Date of Grant	$ 25.68	$ 25.69	$ 25.69
Nonqualified Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Options, Number of Awards Granted	8,960	648,301	657,261
Stock Options, Weighted Average Fair Value on Date of Grant	$ 4.91	$ 4.74